Accrued Expenses and Other Current Liabilities (Details) - Schedule accrued expenses and other current liabilities - USD ($)		Jun. 30, 2022	Dec. 31, 2021
Schedule Accrued Expenses And Other Current Liabilities Abstract
Accrued payroll		$ 619,311	$ 455,442
Dividends due to former shareholders of Zhejiang Jingyuxin (1)	[1]	177,662	186,737
Other current liabilities		691,534	513,724
Accrued expenses and other current liabilities, net		$ 1,488,507	$ 1,155,903

[1]	The balance represented the unpaid dividends due to former shareholders of Lixin, who sold equity interests in Lixin to the Company.